Income Taxes - Schedule of Deferred Tax Assets (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforward	₪ (3,218,655)	₪ (3,726,768)
Israeli statutory tax rate	23.00%	23.00%
Expected tax benefit	₪ 740,290	₪ 857,157
Total deferred tax assets	740,290	857,157
Less: Valuation allowance	(740,290)	(857,157)
Net deferred tax assets